Commodities Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commodities Derivatives [Abstract]
COMMODITIES DERIVATIVES

NOTE 4 — COMMODITIES DERIVATIVES

The Company is exposed to volatility in market prices and basis differentials for natural gas, oil and NGLs, which impacts the predictability of its cash flows related to the sale of those commodities. These risks are managed by the Company’s use of certain derivative financial instruments. The Company has historically used crude diff swaps, fixed price swaps, and costless collars. As of June 30, 2026, the Company’s derivative financial instruments consisted of costless collars and crude diff swaps, which are described below:

Costless Collars

Arrangements that contain a fixed floor price (“purchased put option”) and a fixed ceiling price (“sold call option”) based on an index price which, in aggregate, have no net cost. At the contract settlement date, (1) if the index price is higher than the ceiling price, the Company pays the counterparty the difference between the index price and ceiling price, (2) if the index price is between the floor and ceiling prices, no payments are due from either party, and (3) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

Additionally, the Company will occasionally purchase an additional call option at a higher strike price than the aforementioned fixed ceiling price. Often this is accomplished in conjunction with the costless collar at no additional cost. If an additional call option is utilized, at the contract settlement date, (1) if the index price is higher than the sold call strike price but lower than the purchased option strike price, then the Company pays the difference between the index price and the sold call strike price, (2) if the index price is higher than the purchased call price, then the Company pays the difference between the purchased call option and the sold call option, and the Company receives payment of the difference between the index price and the purchased option strike price, (3) if the index price is between the purchased put strike price and the sold call strike price, no payments are due from either party, (4) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

The Company had no agreements in place classified as costless collars as of June 30, 2026 or December 31, 2025.

Crude price differential swaps

The Company has entered into commodity swap contracts that are effective over the next 1 to 24 months and are used to hedge against location price risk of the respective commodity resulting from supply and demand volatility and protect cash flows against price fluctuations.

The following table reflects the weighted-average price of open commodity swap contracts as of June 30, 2026:

Commodity Swaps
		Weighted
	Volume	Average
Period	(Bbls/month)	price ($/Bbl)
Q3 2026	15,000	$61.90
Q4 2026	15,000	$61.53
Q1-Q4 2027	15,000	$63.87

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2025:

Commodity Swaps
		Weighted
	Volume	Average
Period	(Bbls/month)	price ($/Bbl)
Q1 2026	2,000	$62.50

Derivative Assets and Liabilities

As of June 30, 2026 and December 31, 2025, the Company is conducting derivative activities with one counterparty, which is secured by the lender in the Company’s bank credit facility. The Company believes the counterparty is acceptable credit risk, and the credit worthiness of the counterparty is subject to periodic review. The assets and liabilities are netted given that all positions are held by a single counterparty and subject to a master netting arrangement. The combined fair value of derivatives included in the accompanying consolidated balance sheets as of June 30, 2026 and December 31, 2025 is summarized below.

	As of June 30, 2026
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$154,654	$(154,654)	$-
Long-term derivative asset	194,775	(194,775)	-
Short-term derivative liability	(1,127,659)	189,374	(938,285)
Long-term derivative liability	(272,960)	160,055	(112,905)
Total derivative liability	(1,051,190)	-	$(1,051,190)

	As of December 31, 2025
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$63,334	$-	$63,334
Total derivative asset			$63,334

The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:

	3 Months Ended June 30		6 Months Ended June 30
	2026	2025	2026	2025
Total gain (loss) on unsettled derivatives	$2,158,927	$510,129	$(1,114,524)	$567,917
Total gain (loss) on settled derivatives	(1,210,926)	379,350	(1,516,950)	236,491
Net gain (loss) on derivatives	$948,001	$889,479	$(2,631,474)	$804,408

NOTE 4 — COMMODITY DERIVATIVES

Derivative Activities

The Company is exposed to volatility in market prices and basis differentials for natural gas, oil and NGLs, which impacts the predictability of its cash flows related to the sale of those commodities. These risks are managed by the Company’s use of certain derivative financial instruments. The company has historically used crude diff swaps, fixed price swaps, and costless collars. As of December 31, 2025, the Company’s derivative financial instruments are described below:

Costless Collars

Arrangements that contain a fixed floor price (“purchased put option”) and a fixed ceiling price (“sold call option”) based on an index price which, in aggregate, have no net cost. At the contract settlement date, (1) if the index price is higher than the ceiling price, the Company pays the counterparty the difference between the index price and ceiling price, (2) if the index price is between the floor and ceiling prices, no payments are due from either party, and (3) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

Additionally, the Company will occasionally purchase an additional call option at a higher strike price than the aforementioned fixed ceiling price. Often this is accomplished in conjunction with the costless collar at no additional cost. If an additional call option is utilized, at the contract settlement date, (1) if the index price is higher than the sold call strike price but lower than the purchased option strike price, then the Company pays the difference between the index price and the sold call strike price, (2) if the index price is higher than the purchased call price, then the company pays the difference between the purchased call option and the sold call option, and the company receives payment of the difference between the index price and the purchased option strike price, (3) if the index price is between the purchased put strike price and the sold call strike price, no payments are due from either party, (4) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

The Company had no agreements in place classified as costless collars as of December 31, 2025 or December 31, 2024.

Crude price differential swaps

The Company has entered into commodity swap contracts for West Texas Intermediate (“WTI”) crude oil that are effective over the next 1 to 6 months and are used to hedge against location price risk of the respective commodity resulting from supply and demand volatility and protect cash flows against price fluctuations.

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2025:

Commodity Swaps
		Weighted
		average
Period	Volume (Bbls/month)	price ($/Bbl)
Q1 2026	2,000	$62.50

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2024:

Commodity Swaps
		Weighted
		average
Period	Volume (Bbls/month)	price ($/Bbl)
Q1-Q2 2025	5,000	$70.21
Q3-Q4 2025	5,000	$70.21

Derivative Assets and Liabilities

As of December 31, 2025 and 2024, the Company is conducting derivative activities with one counterparty, which is secured by the lender in the Company’s bank credit facility. The Company believes the counterparty is acceptable credit risk, and the credit worthiness of the counterparty is subject to periodic review. The assets and liabilities are netted given that all positions are held by a single counterparty and subject to a master netting arrangement. The combined fair value of derivatives included in the accompanying consolidated balance sheets as of December 31, 2025 and 2024 is summarized below.

	As of December 31, 2025
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$63,334	$-	$63,334
Long-term derivative asset	-	-	-
Short-term derivative liability	-	-	-
Long-term derivative liability	-	-	-
Total derivative asset			$63,334

	As of December 31, 2024
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$151,303	$(44,906)	$106,397
Long-term derivative asset	—	—	—
Short-term derivative liability	(44,906)	44,906	—
Long-term derivative liability	—	—	—
Total derivative asset			$106,397

The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:

	For the Year ended December 31, 2025	For the Year ended December 31, 2024

Total gain (loss) on unsettled derivatives	$(43,063)	$(361,290)
Total gain (loss) on settled derivatives	706,073	(489,084)
Net gain (loss) on derivatives	$663,010	$(850,374)